Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	Stantec Inc. (“Stantec”) is filing this Amendment No. 1 on Form 40-F/A (“Amendment No. 1”) to Stantec’s Annual Report on Form 40-F, dated February 28, 2019, (the “Original Form 40-F”) to correct clerical errors in the totaling of (i) accrued liabilities in Note 15 Trade and Other Payables and (ii) the percentage of revenue related to performance obligations that are unsatisfied that Stantec expects to recognize as contracts are completed over the next 18 months in Note 28 Revenue, as contained in Stantec’s 2018 audited consolidated financial statements filed as Exhibit 99.3 to the Original Form 40-F. In connection herewith, Stantec files the corrected financial statements as Exhibit 99.3, along with new Interactive Data Files related thereto, the consent of the Company’s independent registered public accounting firm and the principal executive officer and principal financial officer certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002. Except as set forth above, this Amendment No. 1 does not modify or update any of the disclosures in the Original Form 40-F. This Amendment No. 1 speaks as of the time of filing the Original Form 40-F, and does not reflect events that may have occurred subsequent to such filing.
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	STN
Entity Registrant Name	STANTEC INC
Entity Central Index Key	0001131383
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	111,860,105